Prepayments and deposits (Tables)	3 Months Ended
Jan. 31, 2022
Prepayments And Deposits [Abstract]
Schedule of prepayments and deposits

	January 31, 2022	October 31, 2021
	$	$
Prepaid lease deposits	1,315,426	886,951
Prepaid equipment deposits	13,001,681	3,231,836
Prepaid insurance	2,337,920	3,839,880
Other prepaids	2,917,107	688,331
	19,572,133	8,646,998